OTHER FINANCIAL ASSETS/LIABILITIES	12 Months Ended
Dec. 31, 2011
OTHER FINANCIAL ASSETS/LIABILITIES
OTHER FINANCIAL ASSETS/LIABILITIES

16.               OTHER FINANCIAL ASSETS/LIABILITIES

Following are the outstanding notional balances and the estimated fair value of the Company’s foreign-currency forward exchange contracts as of December 31, 2010 and 2011:

	As of December 31,
	2010		2011
	Notional	Estimated	Notional	Estimated
	Amount	Fair Value	Amount	Fair Value
Foreign exchange forward contracts:
Deliverable contracts:
Qualify for cash flow hedge	$628.2	$(22.4)	$401.8	$36.8
Not qualify for cash flow hedge	1,411.2	(18.3)	455.7	(6.5)
Non deliverable contracts	18.0	(0.1)	—	—
Non deliverable options	120.0	0.1	—	—
Total foreign-currency exchange forward contracts	$2,177.4	$(40.7)	$857.5	$30.3
Other financial assets are classified as:
Current		$15.4		$37.4
Non-current		—		—
		$15.4		$37.4
Other financial liabilities are classified as:
Current		(56.1)		(7.1)
Non-current		—		—
		(56.1)		(7.1)
Total		$(40.7)		$30.3

The Company recorded foreign-currency forward exchange losses not under hedge accounting of $8.0 million, $49.8 million and $93.0 million in other income (expense) net for the years ended December 31, 2009, 2010 and 2011, respectively. The Company qualified for cash flow hedge accounting for a portion of the forward contracts entered into in 2010 and 2011 with a total notional amount of $628.2 million and $401.8 million, respectively. A total amount of $19.0 million unrealized loss associated with those forward contracts entered into in 2010 recorded in other comprehensive income as of December 31, 2010 was settled in 2011 and then recognized in other income (expense) net. A total amount of $50.3 million unrealized gain associated with forward contracts entered into in 2011 was recorded in other comprehensive income as of December 31, 2011 and will be settled and recognized in other income (expense) net in 2012.